Finance costs (Tables)	12 Months Ended
Dec. 31, 2025
Finance costs [Abstract]
Summary of Finance Costs

	Year ended December 31,
	2023	2024	2025
	NT$000	NT$000	NT$000
Interest expense
Bank loans	254,892	271,221	292,162
Lease liabilities	18,757	19,902	19,052
Less: Amounts capitalized in qualifying assets	(7,692)	(12,542)	(10,331)
	265,957	278,581	300,883
Finance expense	433	359	402
	266,390	278,940	301,285